SHARE BASED COMPENSATION - Restricted stock (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 22, 2018 $ / shares shares	May 18, 2015 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)
Restricted stock
Shares converted (in shares)	293,059
Exercise price (per share) | $ / shares	$ 0.4749
Share-based Compensation			$ 233	¥ 1,624	¥ 8,121	¥ 4,640
Unrecognized share-based compensation expenses | ¥				2,720	4,650
General and administrative
Restricted stock
Share-based Compensation			$ 233	¥ 1,624	¥ 8,121	¥ 4,640
Restricted stock [Member]
Restricted stock
Granted (in shares)					493,059
Issued (in shares)			(101,910)	(101,910)	(409,350)
Shares converted (in shares)	293,059
Exercise price (per share) | $ / shares	$ 0.4749
Restricted stock [Member] | Non-executive member of board
Restricted stock
Issued (in shares)			47,743	47,743	116,291
Restricted stock [Member] | Employees
Restricted stock
Granted (in shares)		510,000
Restricted stock [Member] | Employee and new hires
Restricted stock
Vesting percentage		25.00%
Vested (in shares)			47,743	47,743	116,291
Restricted stock [Member] | Senior employee
Restricted stock
Granted (in shares)	200,000
Vesting percentage	25.00%
Vested (in shares)			54,167	54,167	0